Commitments and Contingencies (Details) - CNY (¥)	Mar. 05, 2024	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Demanding return payment	¥ 2,973,600
Frozen amount		¥ 418,722
Contingencies [Member]
Commitments and Contingencies [Line Items]
Frozen amount		¥ 468,397